Note 37 Interest income breakdown by origin (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income by origin [Line Items]
Interest income on financial assets held for trading		€ 1,084	€ 1,189	€ 2,037
Interest income on financial assets designated at fair value through profit or loss		11	8	5
Interest revenue for financial assets measured at fair value through other comprehensive income		1,880	1,392	1,629
Interest income on financial assets measures at amortized cost		18,364	18,357	22,741
Interest Income For Insurance Activity		1,084	1,021	1,079
Interest Income For Adjustment Interest On Accounting Coverage		(84)	(112)	(72)
Interest Income On Other Income	[1]	675	534	343
Interest income		€ 23,015	€ 22,389	€ 27,762

[1]	(*) Includes accrued interest following TLTRO III transactions (see Note 22.1)